Income taxes	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Income taxes
22.	Income taxes

	2020	2019	2018
Current taxes expense -
Current period	$(14,032)	$(55,847)	$(35,258)
Adjustment for prior period	162	693	261

	$(13,870)	$(55,154)	$(34,997)
Deferred taxes expenses -
Origination and reversal of temporary differences	37,587	8,717	467

Total income tax	$23,717	$(46,437)	$(34,530)

During the year 2018, the deferred tax balances have been
re-measured
as a result of the change in Colombia’s income tax rate, 31% and 30% for the taxable year 2021 and 2022, respectively according to the law N°1943 published on December 28, 2018. Deferred tax expected to reverse in the year 2021, has been measured using the effective rate that will apply for Copa Airlines (25%), Copa Colombia (31%) and OVAL (21%)

The balances of deferred taxes are as follows:

	Statement of financial position		Statement of profit or loss
	2020	2019	2020	2019	2018
Deferred tax liabilities
Maintenance deposits	$(23,891)	$(29,863)	$(5,972)	$—	$3,277
Prepaid dividend tax	—	(7,403)	(7,403)	(1,456)	(5,244)
Property and equipment	2,108	(2,896)	(5,004)	(4,500)	(2,136)
Other	(1,500)	(4,690)	(3,190)	(1)	641
Set off tax	1,093	1,455	362	414	(63)

	$(22,190)	$(43,397)	$(21,207)	$(5,543)	$(3,525)
Deferred tax assets
Provision for return conditions	$12,665	$10,095	$(2,570)	$(2,959)	$723
Air traffic liability	2,486	2,039	(447)	(247)	(511)
Other provisions	624	6,826	6,202	(2,139)	(271)
Tax loss	20,913	1,710	(19,203)	2,585	3,054
Set off tax	(1,093)	(1,455)	(362)	(414)	63

	$35,595	$19,215	$(16,380)	$(3,174)	$3,058

	$13,405	$(24,182)	$(37,587)	$(8,717)	$(467)

At December 31, 2020 the deferred tax assets include tax losses carried forward of $11.8 million in Copa Airlines and $9.1 million in Copa Colombia ($1.7 million at December 2019). The Company has concluded that the deferred assets will be recoverable using the estimated future taxable income based on the approved business plans for the subsidiary. The Company expects to use the tax losses of Copa Airlines from 2023 for 3 years and the tax losses of Copa Colombia within the next 7 years beginning from 2022.
At December 31, 2020 the company does not have aggregate amount of temporary differences associated with investments in subsidiaries, for which deferred tax liabilities have not been recognized for the tax losses of the year (2019: $272.5 million).
Reconciliation of the effective tax rate is as follows:

	Tax rate	2020	Tax rate	2019	Tax rate	2018
Net income		$(607,062)		$247,002		$88,198
Total income tax expense		(23,717)		46,437		34,530

Profit excluding income tax		(630,779)		293,439		122,728

Income taxes at Panamanian statutory rates	25.0%	(157,695)	25.0%	73,360	25.0%	30,682
Stations - Taxable / Panama	(13.2%)	83,071	(13.7%)	(40,205)	(19.3%)	(23,745)
Stations - Taxable / Non Panama	(1.5%)	9,850	2.4%	7,043	9.0%	11,052
Stations - Non Taxable / Non Panama	(5.3%)	33,728	(4.9%)	(14,444)	3.3%	4,106
Dividend tax	(1.2%)	7,491	7.2%	21,376	10.3%	12,696
(Over) under provided in prior periods	0.0%	(162)	(0.2%)	(693)	(0.2%)	(261)

Provision for income taxes	3.8%	$(23,717)	15.8%	$46,437	28.1%	$34,530